CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities and commitments [abstract]
CONTINGENT LIABILITIES AND COMMITMENTS
Note 17: -	Contingent Liabilities and Commitments

a.	On August 23, 2010, the Company entered into a 30 years collaboration agreement with Baxter Healthcare Corporation (“Baxter”) with respect to obtaining the distribution rights for Glassia. During 2015, Baxter assigned all its rights under the collaboration agreement to Baxalta US Inc. (“Baxalta”) which was acquired during 2016 by Shire plc (“Shire”), which is now part of Takeda (“Takeda” and in these consolidated financial statements Baxter, Baxalta and Shire will be referred to as “Takeda”).

The collaboration agreement consists of three main agreements (1) An Exclusive Manufacturing, Supply and Distribution agreement for Glassia in the United States, Canada, Australia and New Zealand (the “Territory” and the “Distribution Agreement”, respectively); (2) Technology License Agreement for the use of the Company’s knowhow and patents for the production, continued development and sale of Glassia by Takeda (the “License Agreement”) in the Territory; and (3) A Paste Supply Agreement for the supply by Takeda of plasma derived fraction IV-1 to be used by the Company for the production of Glassia (the “Raw Materials Supply Agreement”).

Pursuant to the agreements, the Company was entitled to certain upfront and milestone payments at a total amount of $45 million, and for a minimum commitment of Takeda to acquire Glassia produced by the Company over the first five years of the term of the Distribution Agreement. In addition, upon initiation of sales of Glassia manufactured by Takeda the Company will be entitled to royalty payments at a rate of 12% on net sales of Glassia through August 2025, and at a rate of 6% thereafter until 2040, with a minimum of $5 million annually (the “Royalty Payments”).

As of December 31, 2019, the Company received a total of $39.5 million on account of the agreed upfront and milestone payments from Takeda pursuant to the Distribution and License Agreements as amended. Prior to the October 2016 amendment of the Distribution Agreement, the net proceeds on account of the upfront the milestone payments received were recorded as deferred revenues and were recognized as revenues based on the actual sales of Glassia on a pro-rata basis. Following October 2016, the balance of the deferred revenues was recognized on a straight - line basis according to Takeda’s updated minimum purchase commitment through December 31, 2018, which was the term of the supply commitment period prior to the October 2016 amendment. Non- refundable revenues due to the achievement of milestones are recognized upon reaching the milestone. The Company is entitled to the remaining unpaid balance of the millstone payments totaling $5.5 million which will be paid upon the achievement of such milestones.

Between 2013 and 2019, the parties amended the License Agreement and the Distribution Agreement to extend the supply of Glassia by the Company to Takeda and increase Takeda’s minimum purchase commitment. Pursuant to the recent amendment of the Distribution Agreement entered into during August 2019, the maximum commitment by the Company to manufacture and sale Glassia to Takeda and the minimum commitment of Takeda to acquire Glassia manufactured by the Company is currently extended through the end of 2021. The Company projects that total revenues from sales of Glassia to Takeda for the year 2020 will be approximately $65 million and for the year 2021 between $25 million to $50 million. See note 22a for information regarding 2019 revenues from sales to Takeda.

Takeda is planning to complete the technology transfer of Glassia, and pending FDA approval, will initiate, during 2021 its own production of Glassia for distribution in the U.S. market. Accordingly, following the transition of manufacturing to Takeda, the Company will terminate the manufacturing and sale of Glassia to Takeda resulting in a significant reduction in revenues. Upon initiation of sales of Glassia manufactured by Takeda, Takeda will pay the Company the Royalty Payments as defined above.

Pursuant to the Distribution Agreement, Takeda is responsible to conduct any required additional clinical studies required to obtain or maintain Glassia’s marketing authorization in the Territory. Under certain condition, the Company will be required to participate in the funding of these clinical studies in a total amount not to exceed $10 million.

Pursuant to the Raw Material Supply Agreement Takeda undertook to provide the Company, free of charge, all quantities of plasma derived fraction IV-1 required by the Company for manufacturing Glassia to be sold to Takeda for distribution in the Territory. The Company accounts for the fair value of the plasma derived fraction IV-1 used and sold as revenues and charges the same fair value to cost of revenue. In addition, the Company has the right to acquire from Takeda plasma derived fraction IV-1 for its continued development and for the production, sale and distribution of Glassia by the Company outside the Territory.

b.	In November 2006, the Company entered into an agreement with PARI GmbH in connection with a supply by the third party of a certain medical devise required for the development of a Company’s Inhaled AAT product. Pursuant to the agreement, the Company was licensed to use developments made by the third party. Furthermore, the third party will provide the Company certain quantities of devices for carrying out clinical trials, free of charge. In the event that the development is successful and the underlining product obtains required marketing authorization, the Company will pay the third party royalties based on sales of the devices through the later of the device patents expiration period or 15 years from the first commercial sale of the Company’s the Inhaled AAT product.

On expiration of the royalty period, the license will become non-exclusive and the Company shall be entitled to use the rights granted to it pursuant to the agreement without paying royalties or any other compensation. In addition, and according to a mechanism set in the agreement, the third party would be required to pay royalties to the Company of the total net sales of the device exceeding a certain amount, through the later of the device patents expiration period or 15 years from the first commercial sale of the Company’s Inhaled AAT product.

In February 2008, the parties executed an amendment to the agreement according to which the exclusive global license granted to the Company was expanded to two additional indications. The royalties are applicable to all indications mentioned above.

In addition, the parties entered into a commercialization and supply agreement, which ensures long-term regular supply of the device, including spare parts.

In May 2019, the Company signed a Clinical Study Supply Agreement (“CSSA”) with such third party for the supply of the required quantities of controller kits and the web portal associated with the third party’s device required for Company’s continued clinical trials with respect the its Inhaled AAT product. The CSSA is a supplement agreement to the agreement and will expire upon the expiration or termination of the agreement.

c.	In July 2011, the Company entered into a strategic collaboration agreement with Kedrion Biopharma for clinical development, marketing, distribution and sales in the United States of KedRab, the Company’s rabies immune globulin (Human). The product, KedRab, is manufactured and marketed by the Company in other countries. The Company obtained U.S marketing approval from the FDA for KedRab in August 2017. Launch of the product in the US was initiated in the beginning of 2018.

In October 2016 the parties entered into an amendment to the agreement pursuant to which the parties agreed to conduct a required post-marketing-commitment clinical study which was initiated in March 2017 and is planned to finalize in 2020. The cost of the study is equally shared between the parties.

d.	In July 2019, the Company entered into a 7-year Master Clinical Services Agreement with a third party for the provision of certain clinical research services and other tasks to be performed by such third party, in connection with the Company’s Phase III clinical study for its inhaled AAT product.

e.	In December 2019, the Company entered into a binding term sheet for a 12-year contract manufacturing agreement with a third party to manufacture an FDA-approved and commercialized specialty hyper-immune globulin product. Following the execution of the required technology transfer from the current manufacturer, and pending obtaining all required FDA approvals, the Company is expected to commence commercial manufacturing of the product in early 2023.

f.	In December 2019, the Company entered into an agreement with Alvotech , a global biopharmaceutical company, to commercialize Alvotech’s portfolio of six biosimilar product candidates in Israel, upon receipt of regulatory approval from the Israeli Ministry of Health (“IMOH”). Pursuant to the agreement the Company is obligated to pay Alvotech certain milestone payments to Alvotech, in advance of the launch of the six biosimilar in Israel.